Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment and Geographic Information

Note 10. Segment and Geographic Information

The Company operates a single reportable segment business for product consisting of four geographical sales territories as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Colombia	$28,300	$21,869	$46,878	$39,251
United States	45,474	33,344	82,640	65,022
Panama	1,511	1,355	4,425	2,823
Other	2,228	1,485	4,473	3,000
Total Revenues	$77,513	$58,053	$138,416	$110,096

Note 20. Segment and Geographic Information

The Company has one operating segment, Architectural Glass and Windows, which is also its reporting segment, comprising the design, manufacturing, distribution, marketing and installation of high-specification architectural glass and windows products sold to the construction industry.

In reviewing the Company’s segmentation, the Company followed guidance under ASC 280-10-50-1 which states that “an operating segment is a component of a public entity that has all of the following characteristics: (i) it engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same public entity), (ii) its operating results are regularly reviewed by the public entity’s chief operating decision maker [CODM] to make decisions about resources to be allocated to the segment and assess its performance, and (iii) its discrete financial information is available. Based on the Company’s review discussed below, the Company believes that its identification of a single operating and reportable segment — Architectural Glass and Windows — is consistent with the objectives and basic principles of Segment Reporting, which are to “help financial statement readers better understand the public entity’s performance, better assess its prospects for future net cash flows and make more informed judgments about the public entity as a whole.”

The following tables present geographical information about external customers and revenues from external customer by product groups. Geographical information is based on the location where there the sale was originated.

	December 31,
	2015	2014
Colombia	$81,290	$80,062
United States	141,801	101,612
Panama	7,329	11,351
Other	8,413	4,427
Total Revenues	$238,833	$197,452

	December 31,
	2015	2014
Glass and framing components	$85,034	$69,122
Windows and architectural systems	153,799	128,330
Total Revenues	$238,833	$197,452

Excluding related parties, only one customer accounted for more than 10% or more of our net sales, amounting to 32.0 million or 13% of sales each one during the year ended December 31, 2015. The loss of such customer would not have a material adverse effect on the Company.